Note 2 - Revenue Recognition - Non-interest Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Gain on sales of loans	$ 2,941	[1]	$ 2,095	[1]	$ 2,138
Total non-interest income	8,455		7,714		7,654
Deposit Account [Member]
Revenue from Contract with Customer	1,257		1,308
Other Fees and Service Charges [Member]
Revenue from Contract with Customer	433		585
Debit Card [Member]
Revenue from Contract with Customer	1,410		1,437
Bank Servicing [Member]
Revenue from Contract with Customer	1,278	[1]	1,255	[1]	$ 1,202
Uninsured Investment Product Sales [Member]
Revenue from Contract with Customer	909		870
Product and Service, Other [Member]
Revenue from Contract with Customer	$ 227		$ 164

[1]	Not within the scope of ASC 606.